Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates (Parenthetical) (Details)	Dec. 31, 2025	Dec. 31, 2024
Selic interest rate [Member] | Probable Scenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated possible unobservable input assets and liabilities	12.50%	12.50%
Selic interest rate [Member] | Adverse Scenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated possible unobservable input assets and liabilities	16.00%
TJLP interest rate [member] | Probable Scenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated possible unobservable input assets and liabilities	9.57%	8.59%
TJLP interest rate [member] | Book Value [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated possible unobservable input assets and liabilities	8.59%